Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 – SUBSEQUENT EVENTS

The Company evaluated its June 30, 2015, condensed consolidated financial statements for subsequent events through August 7, 2015, the date the condensed consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Stock issuance

In July 2015, the Company continued to sell securities in a self-directed offering in the aggregate amount of $25,000 at $0.30 per unit. Each unit consisted of 1 share of restricted common stock (83,333 shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2014, consolidated financial statements for subsequent events through March 12, 2015, the date the consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

Short-term loan

On January 28, 2015, the Company received a short term loan in the amount of $30,000. The loan accrues interest at the rate of 3% per annum. Principal and interest are due on April 28, 2015.

Stock issuance

In February and March 2015, the Company sold securities in a self-directed offering in the aggregate amount of $340,000 at $0.30 per unit. Each unit consisted of 1 share of restricted common stock (1,133,331 shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.

Sale of equipment

On December 16, 2014, the Company entered into an agreement to sell laboratory equipment with a net book value of $0 for $95,000. One payment of $85,000 was received on December 26, 2014 with the balance being received on January 7, 2015. Final sale took place upon delivery of the equipment in February 2015.